Exhibit 99.4

ONE DILIGENCE

FORM ABS DUE DILIGENCE-15E

SEC 2917 (6-15) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently validOMB control number.

UNITED STATES

SECURITY AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATE OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES
FOR ASSET BACKED-SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: OneDiligence, LLC

Business Name (if Different): OneDiligence, LLC.

Principle Business Address: 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Item 2. Identity of the person who paid the person to provide third-party due diligence services
Legal Name: PRPM 2025-RCF4, LLC (also referred to as “The Requestor” in this form)
Business Name (if Different): N/A

Principle Business Address: 7114 E. Stetson Dr., Suite 250, Scottsdale, Arizona 85251

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the national recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

OneDiligence, LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Fitch Ratings, Inc.	U.S. RMBS Rating Criteria, October 26, 2023
DBRS, Inc.	Third-Party Due-Diligence Criteria for U.S. RMBS Transactions, September 08, 2023

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: Alex Goldovsky, CEO OneDiligence, LLC

(Print name of duly authorized person)

Date:	07/28/2025

Signature:

OneDiligence, LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Annex #1 to Form ABS Due Diligence 15E

Item 4. Description of the due diligence services performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description:

(1) The type of assets that were reviewed;

a. The assets reviewed in this population were one-to-four family residential mortgage loans.

(2) The sample size of the assets reviewed;

a. The sample consisted of 205 mortgage loans

(3) How the sample size was determined and, if applicable, computed;

a. OneDiligence, LLC performed the due diligence scope on the full loan population

(4) Whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted;

a. The accuracy of the information provided by the securitizer was verified through examination of the land records.

(5) Whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted;

a. Item 5 is not applicable within scope of review

(6) Whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted;

a. Item 6 is not applicable within scope of review

(7) Whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted;

a. Item 7 is not applicable within scope of review

(8) Any other type of review that was part of the due diligence services conducted by the person executing this Form.

a. Please refer to Item 5 of Form ABS Due Diligence 15E.

OneDiligence, LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Annex #2 to Form ABS Due Diligence 15E

Item 5. Summary of findings and conclusions of review

OneDiligence, LLC was engaged by PRPM 2025-RCF4, LLC (The Requestor) as diligence provider to order and review title reports for a population of 205 one-to-four family residential mortgage loans (the “Subject Loans”). As of review date, OneDiligence, LLC has received and reviewed a total of 205 Current Owner searches with up to date title and tax information on each loan. Title Policy was reviewed for any and all loans that had exceptions prior to Subject loan origination as shown in the table attached to this form.

With respect to these 205 loans:

1.      As set forth in the title reports, the subject mortgage is recorded in the appropriate recording jurisdiction for all mortgages examined.

2.      As set forth in the title reports, the subject mortgage is in 1st lien position, with the exception of:

a.	15 mortgage loans for which potentially superior post origination liens/judgments were found of record. ProTitleUSA has confirmed that the state statutes referenced by Client are current statutes. ProTitleUSA has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights of priorities of a potential lender, investor, or purchaser of interests in real estate and for those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $15,412.13.

Scope for due diligence work:

This limited-scope was for around reviewing the most recent title reports provided by ProTitleUSA, Inc. Based on the title report, we captured the current lien position, potential assignment chain concerns, concerns with recordation and legal ownership; and any current and delinquent taxes.

Based on the searches for these loans, if any issue was identified the client was made aware and has made arrangements to assure the curative action has been taken. Based on the review, it was determined that there were no non-curable significant issues on the mortgaged properties.

Thank you, OneDiligence, LLC

About OneDiligence, LLC,

Legal entity name: OneDiligence, LLC

One Diligence, LLC, a subsidiary of ProTitleUSA, is a rated TPR firm using the latest Machine Learning and Data Extraction technologies which enables experienced underwriters to review loans much faster. With ProTitleUSA's automation and expertise of tax and title reviews, DocSolutionUSA's expertise of recorded documents, notes and title policy reviews, as well as the credit and compliance expertise of One Diligence's underwriting staff, One Diligence, LLC holds a very high standard on reliable, timely, versatile and competent reviews of real estate loans.

OneDiligence LLC - 9550 Regency Square Blvd Suite 906, Jacksonville, FL 32225

Exhibit A

Loan #	State	MTG Lien Position	MTG Released?	Count of Pre- Origination MTG Liens	Count of Pre- Origination Non-MTG Liens	TPOL Reviewed?	TPOL Exception to Pre- Origination MTG/Non- MTG Liens?	Post- Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA Lien?	Muni Lien?	Delinquent Tax Amount
1	MA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
2	ID	1	No	0	0	N/A	N/A	No	No	No	No	$-
3	MO	1	No	0	0	N/A	N/A	No	No	No	No	$-
4	VA	1	No	0	0	N/A	N/A	No	No	No	No	$-
5	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
6	NC	1	No	0	0	N/A	N/A	No	No	No	No	$-
7	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
8	IL	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$-
9	NY	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$-
10	MA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
11	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
12	IN	1	No	0	0	N/A	N/A	No	No	No	No	$-
13	DC	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
14	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
15	SC	1	No	0	0	N/A	N/A	No	No	No	No	$-
16	MD	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
17	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
18	FL	1	No	0	0	Yes	No	Yes	Yes	No	No	$-
19	NJ	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
20	NY	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$4.69
21	PA	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$-
22	NJ	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$-
23	GA	1	No	0	0	N/A	N/A	No	No	No	No	$-
24	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
25	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
26	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
27	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
28	IL	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$-
29	NY	1	No	0	0	Yes	No	No	Yes	No	No	$-
30	MS	1	No	0	0	N/A	N/A	No	No	No	No	$-
31	KY	1	No	0	0	N/A	N/A	No	No	No	No	$-
32	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
33	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
34	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
35	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
36	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
37	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
38	OH	1	No	0	0	N/A	N/A	No	No	No	No	$-
39	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
40	OK	1	No	0	0	N/A	N/A	No	No	No	No	$-
41	AZ	1	No	0	0	N/A	N/A	No	No	No	No	$-
42	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
43	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
44	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
45	FL	1	No	0	0	Yes	No	Yes	Yes	No	Yes-16	$-
46	MO	1	No	0	0	N/A	N/A	No	No	No	No	$-
47	MN	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
48	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
49	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
50	OH	1	No	0	0	N/A	N/A	No	No	No	No	$-

Loan #	State	MTG Lien Position	MTG Released?	Count of Pre- Origination MTG Liens	Count of Pre- Origination Non-MTG Liens	TPOL Reviewed?	TPOL Exception to Pre- Origination MTG/Non- MTG Liens?	Post- Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA Lien?	Muni Lien?	Delinquent Tax Amount
51	MS	1	No	0	0	N/A	N/A	No	No	No	No	$-
52	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
53	GA	1	No	0	0	N/A	N/A	No	No	No	No	$-
54	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
55	NJ	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$ 2,684.01
56	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
57	NC	1	No	0	0	N/A	N/A	No	No	No	No	$-
58	MN	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
59	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
60	NC	1	No	0	0	N/A	N/A	No	No	No	No	$-
61	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
62	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
63	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
64	UT	1	No	0	0	N/A	N/A	No	No	No	No	$-
65	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
66	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
67	OH	1	No	0	0	N/A	N/A	No	No	No	No	$-
68	CA	1	No	0	0	Yes	No	No	No	No	No	$-
69	NJ	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
70	NC	1	No	0	0	N/A	N/A	No	No	No	No	$-
71	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
72	MI	1	No	0	0	N/A	N/A	No	No	No	No	$-
73	OR	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$ 1,092.0
74	CA	1	No	0	0	Yes	No	No	No	No	Yes-1	$-
75	NY	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$-
76	WA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
77	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
78	CT	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
79	GA	1	No	0	0	N/A	N/A	No	No	No	No	$-
80	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
81	TX	1	No	0	0	Yes	No	No	Yes	No	No	$-
82	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
83	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
84	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
85	FL	1	No	0	0	Yes	No	Yes	Yes	No	No	$-
86	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
87	TX	1	No	0	0	Yes	No	No	Yes	No	No	$-
88	GA	1	No	0	0	N/A	N/A	No	No	No	No	$-
89	CT	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
90	CT	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
91	OK	1	No	0	0	N/A	N/A	No	No	No	No	$-
92	ME	1	No	0	0	N/A	N/A	No	No	No	No	$-
93	NJ	1	No	0	0	Yes	No	Yes	Yes	No	Yes-1	$-
94	OH	1	No	0	0	N/A	N/A	No	No	No	No	$-
95	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
96	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
97	NC	1	No	0	0	N/A	N/A	No	No	No	No	$-
98	FL	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$-
99	NC	1	No	0	0	N/A	N/A	No	No	No	No	$-
100	WI	1	No	0	0	N/A	N/A	Yes	No	No	No	$ 35,964.99

Loan #	State	MTG Lien Position	MTG Released?	Count of Pre- Origination MTG Liens	Count of Pre- Origination Non-MTG Liens	TPOL Reviewed?	TPOL Exception to Pre- Origination MTG/Non- MTG Liens?	Post- Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA Lien?	Muni Lien?	Delinquent Tax Amount
101	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
102	NC	1	No	0	0	N/A	N/A	No	No	No	No	$-
103	NY	1	No	0	0	Yes	No	Yes	Yes	No	Yes-1	$-
104	CA	1	No	0	0	Yes	No	No	No	No	No	$-
105	CA	1	No	0	0	N/A	N/A	Yes	No	No	No	$ 7,335.77
106	CA	1	No	0	0	Yes	No	No	No	No	No	$-
107	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
108	CA	1	No	0	0	N/A	N/A	Yes	No	No	No	$-
109	NJ	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
110	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
111	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
112	CO	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
113	FL	1	No	0	0	Yes	No	No	Yes	No	No	$-
114	WA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
115	CA	1	No	0	0	N/A	N/A	Yes	No	No	No	$ 46,230.47
116	CA	1	No	0	0	Yes	No	No	No	No	No	$-
117	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
118	CA	1	No	0	0	Yes	No	No	No	No	No	$-
119	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
120	CA	1	No	0	0	Yes	No	No	No	No	No	$-
121	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
122	CA	1	No	0	0	Yes	No	No	No	No	No	$-
123	NY	1	No	0	0	Yes	No	Yes	Yes	No	Yes-2	$-
124	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
125	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
126	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
127	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
128	FL	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$ 25,177.60
129	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
130	NJ	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
131	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
132	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
133	NY	1	No	0	0	Yes	No	No	Yes	No	No	$-
134	CA	1	No	0	0	Yes	No	No	No	No	No	$-
135	OH	1	No	0	0	N/A	N/A	No	No	No	No	$-
136	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
137	DC	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
138	MO	1	No	0	0	N/A	N/A	No	No	No	No	$-
139	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
140	CA	1	No	0	0	N/A	N/A	Yes	No	No	No	$-
141	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
142	GA	1	No	0	0	N/A	N/A	No	No	No	No	$-
143	CA	1	No	0	0	N/A	N/A	Yes	No	No	Yes-1	$-
144	CA	1	No	0	0	N/A	N/A	Yes	No	No	No	$ 9,389.57
145	KY	1	No	0	0	N/A	N/A	No	No	No	No	$-
146	IN	1	No	0	0	N/A	N/A	No	No	No	No	$-
147	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
148	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
149	NV	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$-
150	NV	1	No	0	0	Yes	No	No	Yes	No	No	$-

Loan #	State	MTG Lien Position	MTG Released?	Count of Pre- Origination MTG Liens	Count of Pre- Origination Non-MTG Liens	TPOL Reviewed?	TPOL Exception to Pre- Origination MTG/Non- MTG Liens?	Post- Origination Non-MTG Liens (Yes/No)	Superlien State? (Yes/No)	HOA Lien?	Muni Lien?	Delinquent Tax Amount
151	FL	1	No	0	0	Yes	No	Yes	Yes	No	No	$-
152	LA	1	No	0	0	N/A	N/A	No	No	No	No	$-
153	GA	1	No	0	0	N/A	N/A	No	No	No	No	$-
154	ME	1	No	0	0	N/A	N/A	Yes	No	No	No	$ 1,078.43
155	MA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
156	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
157	OH	1	No	0	0	Yes	No	No	No	No	No	$-
158	WY	1	No	0	0	N/A	N/A	No	No	No	No	$-
159	MS	1	No	0	0	N/A	N/A	No	No	No	No	$-
160	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
161	MD	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$-
162	OH	1	No	0	0	N/A	N/A	No	No	No	No	$-
163	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
164	WV	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
165	GA	1	No	0	0	N/A	N/A	Yes	No	No	No	$-
166	NY	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$-
167	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
168	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
169	UT	1	No	0	0	N/A	N/A	No	No	No	No	$-
170	IL	1	No	0	0	Yes	No	Yes	Yes	No	No	$ 4,112.36
171	OH	1	No	0	0	N/A	N/A	No	No	No	No	$-
172	FL	1	No	0	0	Yes	No	No	Yes	No	No	$-
173	CA	1	No	0	0	N/A	N/A	Yes	No	No	No	$ 4,366.50
174	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
175	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
176	OH	1	No	0	0	Yes	No	No	No	No	No	$-
177	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
178	TX	1	No	0	0	Yes	No	No	Yes	No	No	$-
179	NJ	1	No	0	0	Yes	No	No	Yes	No	No	$-
180	CA	1	No	0	0	N/A	N/A	Yes	No	No	Yes-3	$-
181	NY	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
182	NJ	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
183	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
184	MD	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$-
185	WA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
186	CA	1	No	0	0	N/A	N/A	No	No	No	No	$-
187	VA	1	No	0	0	N/A	N/A	No	No	No	No	$-
188	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
189	IL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
190	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
191	FL	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
192	NJ	1	No	0	0	N/A	N/A	Yes	Yes	No	Yes-1	$-
193	NC	1	No	0	0	N/A	N/A	No	No	No	No	$-
194	OK	1	No	0	0	N/A	N/A	No	No	No	No	$-
195	MO	1	No	0	0	N/A	N/A	No	No	No	No	$-
196	CA	1	No	0	0	Yes	No	No	No	No	No	$-
197	PA	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$ 737.13
198	OH	1	No	0	0	Yes	No	No	No	No	No	$-
199	VA	1	No	0	0	N/A	N/A	No	No	No	No	$-
200	FL	1	No	0	0	N/A	N/A	Yes	Yes	No	No	$-
201	TX	1	No	0	0	Yes	No	No	Yes	No	No	$-
202	TX	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
203	ME	1	No	0	0	N/A	N/A	No	No	No	No	$-
204	MN	1	No	0	0	N/A	N/A	No	Yes	No	No	$-
205	PA	1	No	0	0	N/A	N/A	No	Yes	No	No	$-